Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd (Details)	6 Months Ended			18 Months Ended		34 Months Ended		6 Months Ended	18 Months Ended		28 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 TMS Bulkers USD ($)	Jun. 30, 2013 TMS Bulkers EUR (€)	Jun. 30, 2013 TMS Bulkers USD ($)	Jun. 30, 2013 TMS Bulkers EUR (€)	Jun. 30, 2013 TMS Bulkers USD ($)	Jun. 30, 2013 TMS Bulkers EUR (€)	Jun. 30, 2013 TMS Tankers	Jun. 30, 2013 TMS Tankers USD ($)	Jun. 30, 2013 TMS Tankers EUR (€)	Dec. 31, 2012 TMS Tankers USD ($)	Dec. 31, 2012 TMS Tankers EUR (€)
Management fixed fee per vessel per day				$ 2,018	€ 1,545	$ 1,960	€ 1,500		$ 2,288	€ 1,751	$ 2,221	€ 1,700
Annual management fee adjustment maximum		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%				5.00%	5.00%
Annual management fee adjustment minimum		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%				3.00%	3.00%
Annual management fee adjustment applied		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Construction supervisory fee		10.00%	10.00%					10.00%
Commissions on charter hire agreements									1.25%	1.25%
Commission on purchase or sale price of vessels and rigs									1.00%	1.00%
Extra Superintendents Fee		$ 653	€ 500
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months